Post Balance Sheet Events (Details Textual) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Subsequent Event [Member]	Mar. 24, 2014 Subsequent Event [Member]	Mar. 24, 2014 Subsequent Event [Member] Deerfield Facility agreement [Member]	Mar. 24, 2014 Subsequent Event [Member] Broadfin Facility agreement [Member]	Mar. 24, 2014 Subsequent Event [Member] Acquisition Liability Note [Member]
Post Balance Sheet Events [Line Items]
Stock Issued Underwritten Public Offering				10,800,000
Offering Price Per Share				$ 9.75
Underwriters Commission Per Share				$ 0.585
Options To Purchase Additional ADSs				1,600,000
Proceeds from Stock Options Exercised				$ 113,646,000
Outstanding Debt Principal Repayment					32,000,000
Long-term Debt, Gross						15,000,000	5,000,000	12,000,000
Operating Expenses, Total				3,000,000
Interest Expense, Total	$ 2,610,000	$ 118,000	$ 73,000	$ 4,700,000